Pay vs Performance Disclosure pure in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
	Summary Compensation Table Total for CEO(1)		Compensation Actually Paid to CEO(2)		Average Summary Compensation Table Total for Non-CEO NEOs(3)	Average Compensation Actually Paid to Non-CEO NEOs(3)(4)	Value of Initial Fixed $100 Investment Based on:		Net Income (in millions)
Year	Post- Merger CEO	Pre- Merger CEO	Post- Merger CEO	Pre- Merger CEO			Total Stockholder Return	Peer Group Total Stockholder Return(5)
2024	$14,748,960	—	$11,685,791	—	$4,786,783	$4,483,302	$187.80	$185.30	$1,121
2023	$14,547,853	—	$20,356,332	—	$4,721,849	$4,203,696	$181.70	$188.13	$1,625
2022	$15,303,397	—	$32,092,019	—	$10,068,380	$10,308,634	$166.86	$194.48	$4,065
2021	$11,061,939	$14,554,728	$6,097,986	$14,225,161	$6,826,596	$6,780,037	$118.13	$119.07	$1,158
2020	—	$14,194,706	—	$17,805,568	$3,503,938	$4,256,657	$95.66	$62.86	$201

(1)
Reflects the summary compensation table total compensation of  (a) our current Chief Executive Officer, Thomas E. Jorden, from his appointment on October 1, 2021 to present (in the Post-Merger CEO column) and (b) Cabot’s Chief Executive Officer, Dan O. Dinges, for prior periods (in the Pre-Merger CEO column).

(2)
The dollar amounts reported in this column represent the amount of  “compensation actually paid” to Mr. Jorden (in the Post-Merger CEO column) and Mr. Dinges (in the Pre-Merger CEO column), respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Jorden or Mr. Dinges, respectively, during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Jorden’s and Mr. Dinges’s respective total compensation for each year to determine the compensation actually paid:

Adjustment to Determine Compensation Actually Paid for CEO	2024	2023	2022	2021		2020
				Post-Merger CEO	Pre-Merger CEO
Total reported in Summary Compensation Table (SCT)	$14,748,960	$14,547,853	$15,303,397	$11,061,939	$14,554,728	$14,194,706
Minus: Value of Stock & Option Awards Reported in SCT	$(10,628,850)	$(11,071,724)	$(12,554,661)	$(10,000,000)	$(10,649,843)	$(11,267,676)
Plus: Year-End Value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$10,101,326	$12,289,113	$10,257,188	$9,286,421	$—	$12,760,574
Plus/Minus: Change in FMV of Prior Year Awards that are Outstanding and Unvested	$(3,532,714)	$1,703,070	$7,430,809	$(5,392,173)	$—	$1,161,681
Plus: FMV of Awards Granted this Year and that Vested this Year	$—	$—	$—	$—	$10,901,242	$—
Plus/Minus: Change in FMV (from Prior Year-End) of Prior Year Awards that Vested this Year	$586,511	$1,327,149	$6,860,435	$(846,226)	$(580,966)	$956,283
Plus: Value of Dividends Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	$410,558	$1,560,870	$4,794,851	$1,988,025	$—	$—
Minus: Prior Year FMV of Prior Year Awards that Failed to Vest this Year	$—	$—	$—	$—	$—	$—
Total Adjustments	$(3,063,169)	$5,808,479	$16,788,622	$(4,963,953)	$(329,567)	$3,610,862
“Compensation Actually Paid”	$11,685,791	$20,356,332	$32,092,019	$6,097,986	$14,225,161	$17,805,568
(3)
The non-CEO named executive officers included in this column are:

Year	Non-CEO NEOs
2024	Shannon E. Young III, Stephen P. Bell, Andrea M. Alexander, Michael D. DeShazer
2023	Shannon E. Young III, Stephen P. Bell, Blake A. Sirgo, Kevin W. Smith, Scott C. Schroeder, and Christopher H. Clason
2022	Scott C. Schroeder, Dan O. Dinges, Stephen P. Bell, and Christopher H. Clason
2021	Scott C. Schroeder, Stephen P. Bell, Steven W. Lindeman, Phillip L. Stalnaker and Jeffrey W. Hutton
2020	Scott C. Schroeder, Steven W. Lindeman, Phillip L. Stalnaker and Jeffrey W. Hutton

(4)
The dollar amounts reported in this column represent the amount of  “compensation actually paid” to the Company’s named executive officers as a group (excluding Mr. Jorden and Mr. Dinges, where applicable) as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to such named executive officers as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average total compensation for named executive officers as a group (excluding Mr. Jorden and Mr. Dinges, where applicable):

Adjustment to Determine Compensation Actually Paid for NEOs	2024	2023	2022	2021	2020
Total reported in Summary Compensation Table (SCT)	$4,786,783	$4,721,849	$10,068,380	$6,826,596	$3,503,938
Minus: Value of Stock & Option Awards Reported in SCT	$(3,148,833)	$(3,609,845)	$(3,935,574)	$(2,759,065)	$(2,413,381)
Plus: Year-End Value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$2,992,552	$2,757,427	$3,630,038	$847,510	$2,728,760
Plus/Minus: Change in FMV of Prior Year Awards that are Outstanding and Unvested	$(257,709)	$233,773	$340,299	$—	$240,708
Plus: FMV of Awards Granted this Year and that Vested this Year	$—	$—	$—	$1,913,978	$—
Plus/Minus: Change in FMV (from Prior Year-End) of Prior Year Awards that Vested this Year	$58,651	$32,382	$—	$(72,443)	$196,632
Plus: Value of Dividends Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	$51,858	$68,111	$205,491	$23,461	$—
Minus: Prior Year FMV of Prior Year Awards that Failed to Vest this Year	$—	$—	$—	$—	$—
Total Adjustments	$(303,481)	$(518,153)	$240,254	$(46,559)	$752,719
“Compensation Actually Paid”	$4,483,302	$4,203,696	$10,308,634	$6,780,037	$4,256,657

(5)
For 2024, the amounts reported in this column represent the value of an initial $100 investment in the Company’s 2024 compensation peer group, and for all prior years, in the Company’s 2023 compensation peer group. See the “Company TSR vs Peer TSR & Alignment of CAP with Company TSR” graph and related footnotes under “Relationship Between Compensation Actually Paid and Performance Measures” below for more information.

Named Executive Officers, Footnote
(1)
Reflects the summary compensation table total compensation of  (a) our current Chief Executive Officer, Thomas E. Jorden, from his appointment on October 1, 2021 to present (in the Post-Merger CEO column) and (b) Cabot’s Chief Executive Officer, Dan O. Dinges, for prior periods (in the Pre-Merger CEO column).
(3)
The non-CEO named executive officers included in this column are:

Year	Non-CEO NEOs
2024	Shannon E. Young III, Stephen P. Bell, Andrea M. Alexander, Michael D. DeShazer
2023	Shannon E. Young III, Stephen P. Bell, Blake A. Sirgo, Kevin W. Smith, Scott C. Schroeder, and Christopher H. Clason
2022	Scott C. Schroeder, Dan O. Dinges, Stephen P. Bell, and Christopher H. Clason
2021	Scott C. Schroeder, Stephen P. Bell, Steven W. Lindeman, Phillip L. Stalnaker and Jeffrey W. Hutton
2020	Scott C. Schroeder, Steven W. Lindeman, Phillip L. Stalnaker and Jeffrey W. Hutton

Peer Group Issuers, Footnote
(5)
For 2024, the amounts reported in this column represent the value of an initial $100 investment in the Company’s 2024 compensation peer group, and for all prior years, in the Company’s 2023 compensation peer group. See the “Company TSR vs Peer TSR & Alignment of CAP with Company TSR” graph and related footnotes under “Relationship Between Compensation Actually Paid and Performance Measures” below for more information.

Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in this column represent the amount of  “compensation actually paid” to Mr. Jorden (in the Post-Merger CEO column) and Mr. Dinges (in the Pre-Merger CEO column), respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Jorden or Mr. Dinges, respectively, during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Jorden’s and Mr. Dinges’s respective total compensation for each year to determine the compensation actually paid:

Adjustment to Determine Compensation Actually Paid for CEO	2024	2023	2022	2021		2020
				Post-Merger CEO	Pre-Merger CEO
Total reported in Summary Compensation Table (SCT)	$14,748,960	$14,547,853	$15,303,397	$11,061,939	$14,554,728	$14,194,706
Minus: Value of Stock & Option Awards Reported in SCT	$(10,628,850)	$(11,071,724)	$(12,554,661)	$(10,000,000)	$(10,649,843)	$(11,267,676)
Plus: Year-End Value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$10,101,326	$12,289,113	$10,257,188	$9,286,421	$—	$12,760,574
Plus/Minus: Change in FMV of Prior Year Awards that are Outstanding and Unvested	$(3,532,714)	$1,703,070	$7,430,809	$(5,392,173)	$—	$1,161,681
Plus: FMV of Awards Granted this Year and that Vested this Year	$—	$—	$—	$—	$10,901,242	$—
Plus/Minus: Change in FMV (from Prior Year-End) of Prior Year Awards that Vested this Year	$586,511	$1,327,149	$6,860,435	$(846,226)	$(580,966)	$956,283
Plus: Value of Dividends Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	$410,558	$1,560,870	$4,794,851	$1,988,025	$—	$—
Minus: Prior Year FMV of Prior Year Awards that Failed to Vest this Year	$—	$—	$—	$—	$—	$—
Total Adjustments	$(3,063,169)	$5,808,479	$16,788,622	$(4,963,953)	$(329,567)	$3,610,862
“Compensation Actually Paid”	$11,685,791	$20,356,332	$32,092,019	$6,097,986	$14,225,161	$17,805,568

Non-PEO NEO Average Total Compensation Amount	$ 4,786,783	$ 4,721,849	$ 10,068,380	$ 6,826,596	$ 3,503,938
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,483,302	4,203,696	10,308,634	6,780,037	4,256,657
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported in this column represent the amount of  “compensation actually paid” to the Company’s named executive officers as a group (excluding Mr. Jorden and Mr. Dinges, where applicable) as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to such named executive officers as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average total compensation for named executive officers as a group (excluding Mr. Jorden and Mr. Dinges, where applicable):

Adjustment to Determine Compensation Actually Paid for NEOs	2024	2023	2022	2021	2020
Total reported in Summary Compensation Table (SCT)	$4,786,783	$4,721,849	$10,068,380	$6,826,596	$3,503,938
Minus: Value of Stock & Option Awards Reported in SCT	$(3,148,833)	$(3,609,845)	$(3,935,574)	$(2,759,065)	$(2,413,381)
Plus: Year-End Value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$2,992,552	$2,757,427	$3,630,038	$847,510	$2,728,760
Plus/Minus: Change in FMV of Prior Year Awards that are Outstanding and Unvested	$(257,709)	$233,773	$340,299	$—	$240,708
Plus: FMV of Awards Granted this Year and that Vested this Year	$—	$—	$—	$1,913,978	$—
Plus/Minus: Change in FMV (from Prior Year-End) of Prior Year Awards that Vested this Year	$58,651	$32,382	$—	$(72,443)	$196,632
Plus: Value of Dividends Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	$51,858	$68,111	$205,491	$23,461	$—
Minus: Prior Year FMV of Prior Year Awards that Failed to Vest this Year	$—	$—	$—	$—	$—
Total Adjustments	$(303,481)	$(518,153)	$240,254	$(46,559)	$752,719
“Compensation Actually Paid”	$4,483,302	$4,203,696	$10,308,634	$6,780,037	$4,256,657

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income	Alignment of CAP with Net Income $ millions
Total Shareholder Return Vs Peer Group
Tabular List, Table
Performance Measures
The table below sets forth our most important performance measures used to link “compensation actually paid” for our named executive officers to company performance, over the fiscal year ending December 31, 2024. Please see “Compensation Discussion and Analysis—2024 Performance-Based Compensation—Our Incentive Compensation Programs Align Corporate Strategy Through Thoughtful Performance Metric Selection” and “—Our Incentive Program Payouts are Aligned with Performance Outcomes” for further information regarding these performance measures and their function in our executive compensation program. The performance measures included in this table are not ranked by relative importance.
2024 Most Important Performance Measures (unranked)
PVI-10
Relative TSR
Annual Production

Total Shareholder Return Amount	$ 187.8	181.7	166.86	118.13	95.66
Peer Group Total Shareholder Return Amount	$ 185.3	$ 188.13	$ 194.48	$ 119.07	$ 62.86
Company Selected Measure Amount	1,121	1,625	4,065	1,158	201
PEO Name	Thomas E. Jorden,
Additional 402(v) Disclosure	Dan O. Dinges
Measure:: 1
Pay vs Performance Disclosure
Name	PVI-10
Measure:: 2
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 3
Pay vs Performance Disclosure
Name	Annual Production
Thomas E Jorden Member
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 14,748,960	$ 14,547,853	$ 15,303,397	$ 11,061,939
PEO Actually Paid Compensation Amount	11,685,791	20,356,332	32,092,019	6,097,986
Dan O. Dinges Member
Pay vs Performance Disclosure
PEO Total Compensation Amount				14,554,728	14,194,706
PEO Actually Paid Compensation Amount				14,225,161	17,805,568
PEO | Thomas E Jorden Member | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,063,169)	5,808,479	16,788,622	(4,963,953)
PEO | Thomas E Jorden Member | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,628,850)	(11,071,724)	(12,554,661)	(10,000,000)
PEO | Thomas E Jorden Member | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,101,326	12,289,113	10,257,188	9,286,421
PEO | Thomas E Jorden Member | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,532,714)	1,703,070	7,430,809	(5,392,173)
PEO | Thomas E Jorden Member | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Thomas E Jorden Member | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	586,511	1,327,149	6,860,435	(846,226)
PEO | Thomas E Jorden Member | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Thomas E Jorden Member | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	410,558	1,560,870	4,794,851	1,988,025
PEO | Dan O. Dinges Member | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(329,567)	3,610,862
PEO | Dan O. Dinges Member | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(10,649,843)	(11,267,676)
PEO | Dan O. Dinges Member | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					12,760,574
PEO | Dan O. Dinges Member | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					1,161,681
PEO | Dan O. Dinges Member | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				10,901,242
PEO | Dan O. Dinges Member | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(580,966)	956,283
PEO | Dan O. Dinges Member | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Dan O. Dinges Member | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(303,481)	(518,153)	240,254	(46,559)	752,719
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,148,833)	(3,609,845)	(3,935,574)	(2,759,065)	(2,413,381)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,992,552	2,757,427	3,630,038	847,510	2,728,760
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(257,709)	233,773	340,299		240,708
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				1,913,978
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	58,651	32,382		(72,443)	196,632
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 51,858	$ 68,111	$ 205,491	$ 23,461